Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2017	Mar. 28, 2018
Document And Entity Information
Entity Registrant Name	NORTHERN DYNASTY MINERALS LTD
Entity Central Index Key	0001164771
Document Type	40-F
Document Period End Date	Dec. 31, 2017
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Common Stock, Shares Outstanding		0
Trading Symbol	NDM
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2017